Earnings (Loss) Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basic and fully diluted income (loss) per common share:
Schedule of anti dilutive earning per share

	Nine months Ended
	September 30,
	2024	2023

Stock warrants	8,528,766	7,854,620
Stock options	3,868,970	2,584,599
Total shares excluded from calculation	12,397,736	10,439,219

	Years Ended
	December 31,
	2023	2022

Stock warrantsn	7,854,620	7,954,620
Stock options	2,584,599	1,759,599
Total shares excluded from calculation	10,439,219	9,714,219